Penn Series Funds, Inc.
Schedule of Investments — March 31, 2024 (Unaudited)
Large Core Growth Fund
	Number of Shares	Value†
COMMON STOCKS — 99.6%
Apparel — 2.4%
LVMH Moet Hennessy Louis Vuitton S.E., ADR	14,142	$2,560,126
NIKE, Inc., Class B	5,901	554,576
		3,114,702
Auto Manufacturers — 1.8%
Ferrari N.V.	5,561	2,424,262
Beverages — 2.3%
The Coca-Cola Co.	49,481	3,027,248
Commercial Services — 9.5%
CoStar Group, Inc.*	45,925	4,436,355
Equifax, Inc.	11,742	3,141,220
S&P Global, Inc.	7,565	3,218,529
TransUnion	7,339	585,652
Verisk Analytics, Inc.	4,371	1,030,376
		12,412,132
Computers — 5.5%
Apple, Inc.	41,903	7,185,527
Diversified Financial Services — 8.5%
Intercontinental Exchange, Inc.	30,133	4,141,178
Mastercard, Inc., Class A	1,849	890,423
Visa, Inc., Class A	21,912	6,115,201
		11,146,802
Environmental Control — 2.3%
Waste Connections, Inc.	17,238	2,965,108
Healthcare Products — 6.2%
Danaher Corp.	15,018	3,750,295
Intuitive Surgical, Inc.*	6,103	2,435,646
The Cooper Cos., Inc.	18,600	1,887,156
		8,073,097
Healthcare Services — 3.8%
UnitedHealth Group, Inc.	10,053	4,973,219
Internet — 16.1%
Alphabet, Inc., Class A*	47,473	7,165,100
Alphabet, Inc., Class C*	7,685	1,170,118
Amazon.com, Inc.*	36,571	6,596,677
Booking Holdings, Inc.	525	1,904,637
VeriSign, Inc.*	22,191	4,205,416
		21,041,948
Pharmaceuticals — 0.9%
Zoetis, Inc.	6,604	1,117,463
Retail — 0.8%
The Home Depot, Inc.	2,906	1,114,742
Semiconductors — 8.7%
NVIDIA Corp.	11,163	10,086,440
Taiwan Semiconductor Manufacturing Co., Ltd., ADR	9,626	1,309,618
		11,396,058
	Number of Shares	Value†

Software — 26.1%
Adobe, Inc.*	2,686	$1,355,356
Autodesk, Inc.*	7,961	2,073,204
Broadridge Financial Solutions, Inc.	11,489	2,353,636
Electronic Arts, Inc.	19,659	2,608,159
Intuit, Inc.	6,982	4,538,300
Microsoft Corp.	37,897	15,944,026
Salesforce, Inc.	12,827	3,863,236
Veeva Systems, Inc., Class A*	6,318	1,463,817
		34,199,734
Telecommunications — 3.6%
Motorola Solutions, Inc.	13,366	4,744,663
Transportation — 1.1%
J.B. Hunt Transport Services, Inc.	7,492	1,492,781
TOTAL COMMON STOCKS (Cost $102,502,887)		130,429,486

SHORT-TERM INVESTMENTS — 0.5%
BlackRock Liquidity FedFund - Institutional Shares (seven-day effective yield 5.197%) (Cost $654,858)	654,858	654,858
TOTAL INVESTMENTS — 100.1% (Cost $103,157,745)		$131,084,344
Other Assets & Liabilities — (0.1)%		(76,441)
TOTAL NET ASSETS — 100.0%		$131,007,903

†	See Security Valuation Note in the most recent semi-annual or annual report.
*	Non-income producing security.
ADR— American Depositary Receipt.
N.V.— Naamloze Vennootschap.
S.E.— Societas Europaea.
Country Weightings as of 3/31/2024††
United States	93%
Canada	2
France	2
Italy	2
Taiwan	1
Total	100%
††	% of total investments as of March 31, 2024.

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